Share capital	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Share capital

6. Share capital

a)	Authorized share capital

i.	Ordinary Shares

Unlimited ordinary shares without par value.

ii.	Preferred Shares

Unlimited preferred shares without par value.

b)	Issued share capital

During the year ended December 31, 2022:

i.	On January 18, 2022, the Company issued a prospectus whereby it distributed 101,025,592 subscription rights to its shareholders to purchase ordinary shares of the Company at a price of $0.05 per share. The rights were set to expire on February 18, 2022, and subsequently extended to March 15, 2022. On such case-by-case basis, the Company allowed for the exercise of any such shares until April 1, 2022. On March 21, 2022, the Company recognized share subscriptions receivable of $25 pursuant to its registration statement and issued a total of 500 ordinary shares for gross proceeds of $25. Management had the right, at its discretion, to allocate unexercised subscription rights to non-shareholders within 150 days (August 12, 2022) following the expiration date of March 15, 2022. The subscription rights were cancelled on July 7, 2022.

ii.	The Company issued four parties an aggregate 9,250,000 ordinary shares at a fair value of $0.04 per share for a total of $370,000 in exchange for the retirement of $125,000 of accounts payable and $245,000 for bonuses issued. Included in the 9,250,000 ordinary shares were 1,000,000 ordinary shares for the settlement of $40,000 for a bonus issued to a related party (notes 8 and 13).

During the year ended December 31, 2021:

iii.	On January 4, 2021, 1,000 ordinary shares were cancelled by a shareholder; no consideration was exchanged.

iv.	On April 12, 2021, the Company elected to extend the initial 90-day period (April 22, 2021) by an additional 100-day period related to the closing of the rights offering. The Company had until July 31, 2021 to sell the remaining 113,025,592 ordinary shares. The Company further extended the offering period to October 29, 2021. The Company filed a post-effective amendment to further extend the rights offering from October 29, 2021 to March 15, 2022. On such case-by-case basis, the Company allowed for the exercise of any such shares until April 1, 2022. Management had the right, at its discretion, to allocate unexercised subscription rights to non-shareholders within 150 days (August 12, 2022) following the expiration date of March 15, 2022. The subscription rights were cancelled on July 7, 2022.

v.	The Company collected subscriptions of $1,124,832 pursuant to its registration statement and issued a total of 26,496,635 ordinary shares for gross proceeds of $1,324,832; $200,000 of the proceeds had been collected during the year ended December 31, 2020 and recognized as obligation to issue shares.

b)       Issued share capital (continued)

During the year ended December 31, 2021: (continued)

vi.	The Company received proceeds of $12,000 pursuant to the exercise of options to acquire 800,000 ordinary shares at a price of $0.015 per share. The Company reclassified $41,271 from additional paid-in capital to share capital on exercise of stock options.

vii.	The Company entered into two shares for debt agreements with two creditors to issue an aggregate 4,400,000 ordinary shares at a fair value of $0.057 per share for a purchase price of $250,800 in exchange for the retirement of $217,186 of liabilities comprised of:

·	Accounts payable - $ 194,186
·	Promissory notes – Principal - $ 20,000
·	Line of credit – Accrued interest - $ 3,000

The Company recognized loss on debt settlement of $33,614.

During the year ended December 31, 2020:

viii.	On February 11, 2020, the Company issued 2,000,000 restricted shares of common stock at a price of $0.04 per share with a value of $80,000 in exchange for the retirement of $60,000 of accounts payable and $20,000 for the provision of services.

ix.	On August 24, 2020, the Company issued 242,800 restricted shares of common stock at a price of $0.05 per share for proceeds of $12,140.

x.	On September 21, 2020, the Company entered into two shares for debt agreements with the Chairman and his spouse to issue an aggregate 240,000,000 restricted shares of common stock at a price of $0.05 per share for a purchase price of $12,000,000 in exchange for the retirement of $12,000,000 of liabilities comprised of:

·	Promissory notes - Accrued interest - $ 2,318,542

·	Line of credit - Accrued interest - $ 8,642,491

·	Line of credit - Principal - $ 1,038,967

xi.	On December 4, 2020, the Company filed a Form S-1 Registration Statement to distribute subscription rights to purchase up to an aggregate 127,522,227 shares of common stock at a price of $0.05 per share for maximum aggregate offering proceeds of $6,376,111. The Company collected subscriptions of $200,000 related to management’s right to allocate unsubscribed shares of common stock.